Taxes (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)
Taxes [Line Items]
Tax rate percentage	16.50%	16.50%
Assessable profits amount	$ 255,470
Percentage of profits tax	8.25%	8.25%
Profits tax (in Dollars)		$ 2,000,000
Hong Kong [Member]
Taxes [Line Items]
Tax rate percentage	8.25%	8.25%
Assessable profits amount		$ 2,000,000